Right-of-use assets and lease liabilities - Liabilities for leased assets - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Carrying amount - beginning of the year	€ 5,336	€ 4,951
Additions	2,109	1,584
Decreases	1,205	(963)
Currency translation differences	211	(97)
Changes in the scope of consolidation	50	13
Other changes	(48)	(152)
Carrying amount - end of the year	6,453	5,336
Cash payments for the principal portion of the lease liabilities	1,205
Cash payments for the interest portion of lease liabilities	305
Current portion of long-term lease liabilities
Lease liabilities
Carrying amount - beginning of the year	1,128	884
Decreases	(1,194)	(949)
Currency translation differences	36	(16)
Changes in the scope of consolidation	35	1
Other changes	1,274	1,208
Carrying amount - end of the year	1,279	1,128
Long-term lease liabilities
Lease liabilities
Carrying amount - beginning of the year	4,208	4,067
Additions	2,109	1,584
Decreases	11	(14)
Currency translation differences	175	(81)
Changes in the scope of consolidation	15	12
Other changes	(1,322)	(1,360)
Carrying amount - end of the year	5,174	4,208
Joint operations
Lease liabilities
Carrying amount - beginning of the year	480
Carrying amount - end of the year	616	480
US Dollars
Lease liabilities
Carrying amount - beginning of the year	3,573
Carrying amount - end of the year	4,510	3,573
Euro
Lease liabilities
Carrying amount - beginning of the year	1,608
Carrying amount - end of the year	€ 1,723	€ 1,608